INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Ketomei Pte. Ltd [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT IN A RELATED PARTY

	December 31, 2023	Additions	Loss on investment	Impairment	June 30, 2024
Investment in associate, related party	$-	$14,744	$(14,744)	$-	$-
Convertible note receivable, related party	-	42,328	-	(42,328)	-
Total	$-	$57,072	$(14,744)	$(42,328)	$-

	December 31, 2022	Additions	Loss on investment	Impairment	June 30, 2023
Investment in associate, related party	$155,369	$52,605	$(63,645)	$-	$144,329
Convertible note receivable, related party	198,125	59,267	-	-	257,392
Total	$353,494	$111,872	$(63,645)	$-	$401,721

	December 31, 2022	Additions	Loss on investment	Impairment	December 31, 2023
Investment in associate, related party	$155,369	$4,128	$(33,898)	$(125,599)	$-
Convertible note receivable, related party	198,125	170,174	-	(368,299)	-
Total	$353,494	$174,302	$(33,898)	$(493,898)	$-

	December 31, 2021	Additions	Loss on investment	Impairment	December 31, 2022
Investment in associate, related party	$-	$256,318	$(100,949)	$-	$155,369
Convertible note receivable, related party	76,723	121,402	-	-	198,125
Total	$76,723	$377,720	$(100,949)	$-	$353,494

Sharing Services Global Corporation [Member]
SCHEDULE OF EQUITY METHOD INVESTMENT IN A RELATED PARTY
	December 31, 2023	Additions	Unrealized Gain	June 30, 2024
Convertible note receivable - related party	$-	$750,000	$118,593	$868,593
Total	$-	$750,000	$118,593	$868,593